Label	Element	Value
The Tocqueville Phoenix Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Tocqueville Phoenix Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Tocqueville Phoenix Fund’s (formerly, The Delafield Fund) (the “Phoenix Fund”) investment objectives are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Phoenix Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 01, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Phoenix Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Phoenix Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Phoenix Fund’s performance.  During its most recent fiscal year, the Phoenix Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the Total Annual Fund Operating Expenses in the table above does not correlate to the ratio of expenses to average net assets found within the “Financial Highlights” section of this prospectus, because the “Financial Highlights” include only the direct operating expense incurred by the Fund and exclude acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in The Phoenix Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Phoenix Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Phoenix Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Phoenix Fund seeks to achieve its objectives by investing primarily in the equity securities (i.e., common stocks, securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks) of domestic companies which may include industrial, materials or information technology companies.  Specifically, the Phoenix Fund will primarily invest in equity securities of domestic companies which the portfolio managers believe to be undervalued or to represent special situations.  An example of a special situation is a company undergoing change that might cause its market value to grow at a rate faster than the market generally.

Under normal circumstances the Phoenix Fund will have more than 65% of its assets invested in equity securities.  The Phoenix Fund, however, may also invest not more than 35% of its total assets in debt securities and preferred stocks that the portfolio managers believe offer a significant opportunity for price appreciation.  In addition, the Phoenix Fund may invest up to 25% of its net assets in non-U.S. securities, including in ADRs, in both developed and emerging markets.

The Phoenix Fund may also invest in:

(i)
U.S. Government Securities: The U.S. Government securities in which the Phoenix Fund may invest include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by privately owned corporations that are federally chartered by the U.S. Government.

(ii)
Money Markets Funds: Money market funds are registered investment companies that invest in high-quality, short-term debt instruments of a specified nature.  The money market funds in which the Phoenix Fund may invest seek to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value their investment portfolios at amortized cost and to maintain a net asset value of $1.00 per share.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money by investing in the Phoenix Fund.  The Phoenix Fund is subject to the following risks:

●	the price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably;

●	a stock or stocks selected for the Phoenix Fund’s portfolio may fail to perform as expected;

●
a value stock may decrease in price or may not increase in price as anticipated by the portfolio managers if other investors fail to recognize the company’s value or the factors that the portfolio managers believe will cause the stock price to increase do not occur; and

●
the Fund, from time to time, may focus its exposure on specific sectors of the market. Such focus may be as a result of the portfolio manager's perception of available investment opportunities. If the Fund focuses on a particular sector, the Fund may face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting the specific sector. Furthermore, investments in a particular sector may be more volatile than the broader market as a whole.

The Phoenix Fund also may be subject to risks particular to its investments in small cap companies and mid cap companies, including:

●	small and mid cap companies rely on limited product lines, financial resources and business activities that may make them more susceptible than larger companies to setbacks or downturns; and

●	small and mid cap companies are less liquid and more thinly traded which make them more volatile than stocks of larger companies.

The Phoenix Fund may be subject to risks particular to its investments in the industrials sector, including:

●	the stock prices of companies in the industrials sector may be affected by supply and demand, both for their specific product or service and for industrials sector products in general;

●	the products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction; and

●	companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims.

The Phoenix Fund may be subject to risks particular to its investments in shares of materials companies, including:

●
companies in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical advances, labor relations, over-production, litigation and government regulations, among other factors;

●
companies in the materials sector are also at risk of liability for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

The Phoenix Fund may be subject to risks particular to its investments in shares of information technology companies, including:

●	information technology companies face intense competition and potentially rapid product obsolescence;

●	information technology companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights.

In addition, there are special risks associated with investing in non-U.S. securities, including:

●	the value of foreign currencies may decline relative to the U.S. dollar;

●	a foreign government may expropriate the Phoenix Fund’s assets;

●	political, social or economic instability in a foreign country in which the Phoenix Fund invests may cause the value of the Phoenix Fund’s investments to decline; and

●	the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

Who may want to invest in the Phoenix Fund?

●	investors who want a diversified portfolio

●	long-term investors with a particular goal, such as saving for retirement

●	investors who want potential growth over time

●	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and

●	investors seeking long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital.

Keep in mind that mutual fund shares:

●	are not deposits of any bank;

●	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and

●	are subject to investment risks, including the possibility that you could lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Phoenix Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Keep in mind that mutual fund shares: are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table below provide some indication of the risks of investing in the Phoenix Fund by showing changes in the Phoenix Fund’s performance from year to year (on a calendar year basis) and by showing how the Phoenix Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2018, compare with those of the Russell 2000® Total Return Index and the S&P 500® Total Return Stock Index.  Please note that the Phoenix Fund’s performance (before and after taxes) is not an indication of how the Phoenix Fund will perform in the future.  Updated performance information in available at www.tocquevillefunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table below provide some indication of the risks of investing in the Phoenix Fund by showing changes in the Phoenix Fund’s performance from year to year (on a calendar year basis) and by showing how the Phoenix Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2018, compare with those of the Russell 2000® Total Return Index and the S&P 500® Total Return Stock Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tocquevillefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Phoenix Fund’s performance (before and after taxes) is not an indication of how the Phoenix Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During this period, the best performance for a quarter was 34.37% (for the quarter ended 6/30/09). The worst performance was -24.15% (for the quarter ended 9/30/11).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.15%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2018
The Tocqueville Phoenix Fund | Russell 2000® Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.01%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.97%
The Tocqueville Phoenix Fund | S&P 500® Total Return Stock Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Total Return Stock Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.38%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.12%
The Tocqueville Phoenix Fund | The Tocqueville Phoenix Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[1]
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	415
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	722
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,595
Annual Return 2009	rr_AnnualReturn2009	54.85%
Annual Return 2010	rr_AnnualReturn2010	26.03%
Annual Return 2011	rr_AnnualReturn2011	(7.17%)
Annual Return 2012	rr_AnnualReturn2012	20.21%
Annual Return 2013	rr_AnnualReturn2013	29.06%
Annual Return 2014	rr_AnnualReturn2014	(4.21%)
Annual Return 2015	rr_AnnualReturn2015	(18.12%)
Annual Return 2016	rr_AnnualReturn2016	22.87%
Annual Return 2017	rr_AnnualReturn2017	7.21%
Annual Return 2018	rr_AnnualReturn2018	(16.29%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.29%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.86%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.29%
The Tocqueville Phoenix Fund | The Tocqueville Phoenix Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(17.65%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.56%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.55%
The Tocqueville Phoenix Fund | The Tocqueville Phoenix Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.59%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.99%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.82%

[1]	Please note that the Total Annual Fund Operating Expenses in the table above does not correlate to the ratio of expenses to average net assets found within the "Financial Highlights" section of this prospectus, because the "Financial Highlights" include only the direct operating expense incurred by the Fund and exclude acquired fund fees and expenses.
[2]	The Advisor has contractually agreed to waive the Phoenix Fund's management fees and/or reimburse expenses in order to ensure that the Phoenix Fund's Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement do not exceed 1.25% of its average daily net assets (excluding taxes, interest expense, acquired fund fees and expenses, or extraordinary expenses such as litigation). The Expense Limitation Agreement will remain in effect until at least March 1, 2020 and may not be terminated by the Advisor before such time.